Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Groop Internet Platform Inc [Member]
Summary of Purchase Price Allocation
The purchase price allocation for the acquisition has been determined at the follows:

	Fair value	Amortization period (years)
Intangible assets:
Technology	$3,201	7.17
Customer relationship	1,350	1.33
Goodwill	6,134	infinite

Total purchase price	$10,685